Non-current assets - property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of non-current assets - property, plant and equipment

	Consolidated
	2018	2017
	A$’000	A$’000

Leasehold improvements - at cost	—	466
Less: Accumulated depreciation	—	(82)

	—	384

Plant and equipment - at cost	2	201
Less: Accumulated depreciation	(1)	(95)

	1	106

	1	490

Summary of reconciliations of property, plant and equipment

Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

	Consolidated
	Leasehold	Plant and
	improvement	equipment	Total
	A$’000	A$’000	A$’000

Balance at July 1, 2016	435	157	592
Additions	7	6	13
Disposals	(6)	(10)	(16)
Depreciation expense	(52)	(47)	(99)

Balance at June 30, 2017	384	106	490

Additions	7	2	9
Disposals	(56)	(88)	(144)
Impairment of assets	(143)	—	(143)
Depreciation expense	(192)	(19)	(211)

Balance at June 30, 2018	—	1	1